Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment Number 1
Document Period End Date	Mar. 31, 2017
Trading Symbol	THLD
Entity Registrant Name	THRESHOLD PHARMACEUTICALS INC
Entity Central Index Key	0001183765
Entity Filer Category	Smaller Reporting Company